Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2018
Property and equipment, net
Schedule of property and equipment, net

	As of March 31,
	2017	2018
	(in millions of RMB)
Buildings and property improvements	10,529	45,909
Computer equipment and software	18,427	33,852
Construction in progress	2,627	5,110
Furniture, office and transportation equipment	884	2,057

	32,467	86,928
Less: accumulated depreciation and amortization	(12,261)	(20,439)

Net book value	20,206	66,489